COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Aggregate Minimum Lease Commitments) (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Future minimum payments, operating leases:
2017 (six months ending December 31)	$ 2,505
2018	5,439
2019	3,348
2020	2,498
Thereafter	7,904
Total	$ 21,694